Related Parties Balances and Transactions (Details) - Schedule of sales revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Related Parties Balances and Transactions (Details) - Schedule of sales revenue [Line Items]
Sales revenue			¥ 845
Philectronics [Member]
Related Parties Balances and Transactions (Details) - Schedule of sales revenue [Line Items]
Sales revenue			¥ 845